Prepaid Expenses and Other Current assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses And Other Current Assets
Research and development	$ 4,200
Selling and marketing expenses	$ 2,000	$ 0